Stockholders' Equity - Stock Option Activities of Stock Option Plans (Parenthetical) (Detail) - shares	Dec. 31, 2015	Dec. 31, 2014
Stockholders Equity [Line Items]
Shares outstanding at end of year	842,780	955,848
Shares exercisable at end of year	252,925
Discontinued Operations [Member]
Stockholders Equity [Line Items]
Shares outstanding at end of year	211,025
Shares exercisable at end of year	80,240